SIGNIFICANT ACCOUNTING POLICIES - Schedule of Property, Plant and Equipment, Useful Lives (Details)	Sep. 30, 2025
Buildings [Member] | Minimum [Member]
Useful lives	10 years
Buildings [Member] | Maximum [Member]
Useful lives	40 years
Machinery [Member] | Minimum [Member]
Useful lives	3 years
Machinery [Member] | Maximum [Member]
Useful lives	10 years
Furniture, fixtures, and equipment [Member] | Minimum [Member]
Useful lives	3 years
Furniture, fixtures, and equipment [Member] | Maximum [Member]
Useful lives	10 years
Motor vehicles [Member] | Minimum [Member]
Useful lives	3 years
Motor vehicles [Member] | Maximum [Member]
Useful lives	10 years